Deferred Tax Liabilities	12 Months Ended
Jun. 30, 2025
Deferred Tax Liabilities [Abstract]
DEFERRED TAX LIABILITIES

12. DEFERRED TAX LIABILITIES

	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

As of July 1	7,237,031	18,348,653	18,113,481
Recognized in profit or loss	(770,228)	(11,111,622)	235,172
As of June 30	6,466,803	7,237,031	18,348,653

Components of deferred tax assets and liabilities at the end of each reporting period comprise the tax effects of:

	June 30, 2025	June 30, 2024
	RM	RM

Excess of net carrying amount over tax written down value of plant and equipment	7,447,199	5,966,082
Unabsorbed capital allowances	(4,621,659)	(4,006,696)
Unabsorbed tax losses	(883,509)	(11,878)
Intangible assets	4,524,772	5,289,523
	6,466,803	7,237,031